Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

7. Long-Term Debt

Long-term debt consists of the following credit facilities, sale and lease back agreements and unsecured bonds:

		As of December 31, 2022	As of December 31, 2021	Rate of interest
	Credit facilities
(i)	Issued in September 2017 fully repaid in August 2022 (the “2017 credit facility”)	$—	$106,047	Margin + Libor
(ii)	Issued in January 2020 fully repaid in August 2022 (the “2020 credit facility”)	—	32,480	Margin + Libor
(iii)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	6,000	6,000	Fixed rate
(iv)	Issued in August 2021 fully repaid in July 2022 (the “CGC Seller’s Credit”)	—	5,000	Fixed rate
(v)	Issued in August 2021 fully repaid in July 2022 (the “CGC Seller’s Credit”)	—	5,000	Fixed rate
(vi)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	110,827	120,566	Margin + Libor
(vii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	105,000	—	Margin + Secured Overnight Financing Rate (“SOFR”)
	Sale and lease back agreements
(viii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	29,700	32,900	Margin + Libor
(ix)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	29,700	32,900	Margin + Libor
(x)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	41,996	45,660	Margin + Libor
(xi)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”)	8,083	9,184	Margin + Libor
(xii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”)	8,083	9,184	Margin + Libor
(xiii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”)	8,083	9,184	Margin + Libor
(xiv)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	138,888	144,744	Margin + Libor
(xv)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	132,217	151,299	Margin + Libor
(xvi)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	139,183	146,315	Margin + Libor
(xvii)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	138,072	147,493	Margin + Libor
(xviii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	136,778	142,609	Fixed rate
	Unsecured Bonds
(xix)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	159,966	170,862	Fixed rate
(xx)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	106,644	—	Fixed rate
	Total long-term debt	1,299,220	1,317,427
	Less: Deferred loan and financing arrangements issuance costs	10,142	8,453
	Total long-term debt, net	1,289,078	1,308,974
	Less: Current portion of long-term debt	75,438	100,144
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,225	2,265
	Long-term debt, net	$1,215,865	$1,211,095

7. Long-Term Debt – Continued

Changes in the credit facilities for the years 2022 and 2021 are as follows:

•	For the year 2022

“2022 Sale and lease back agreement”

On December 23, 2022 the Partnership entered into a new sale and lease back agreement of up to $108,000, for the purpose of partially financing the acquisition of the shares of the company owning the M/V Itajai Express (Notes 5, 16). The full amount of the sale and lease back agreement was drawn on January 6, 2023 and has a duration of eight years.

“2022 credit facility” (vii)

On October 6, 2022 the Partnership entered into a new credit facility of up to $105,000, for the purpose of partially financing the acquisition of the shares of the company owning the M/V Manzanillo Express (Note 5). The full amount of the facility was drawn on October 11, 2022 and has a duration of six years.

“2017 credit facility” (i)

On August 10, 2022 the Partnership fully repaid the remaining balance of the 2017 credit facility (i), amounting to $65,822. On July 28, and July 6, 2022 the Partnership repaid part of the 2017 credit facility, amounting to $14,228 and $13,789 as a result of the sale of the M/V Agamemnon and the M/V Archimidis respectively (Note 5).

“2020 credit facility” (ii)

On August 5, 2022 the Partnership fully repaid the remaining balance of the 2020 credit facility, amounting to $29,900.

“CGC Seller’s Credit” (iv) and (v)

On July 8, 2022 the Partnership fully repaid the amount of $10,000 in line with the two CGC Seller’s Credits that the Partnership entered into on August 31, 2021 in order to defer $5,000 of the purchase price of each of the LNG/C Aristos I and the LNG/C Aristarchos, acquired on September 3, 2021 (Notes 4, 5). The CGC Seller’s Credits bared no interest and were payable within one year from the vessel’s delivery date.

“2022 Bonds” (xx)

On July 22, 2022 the Partnership, through its wholly owned subsidiary, CPLP PLC (the “Issuer”), issued unsecured bonds on the Athens Stock Exchange of an amount of €100,000,000 or $106,664 (translated as of December 31, 2022). The 2022 Bonds are guaranteed by the Partnership and have a seven year duration and pay a fixed coupon of 4.40%, payable semi-annually. The settlement occurred on July 26, 2022.

The 2022 Bonds contain requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a restricted cash requirement and that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. In addition, the 2022 Bonds require that:

•	the Partnership maintain a pledged Debt Service Reserve Account (“DSRA”) with a minimum balance €100,000;
•	the Partnership deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 Bonds outstanding at the time; and
•	if the Partnership’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 Bonds outstanding).

7. Long-Term Debt – Continued

•	For the year 2021

“2021 credit facility” (vi)

On December 16, 2021, upon the completion of the acquisition of the LNG/C Aristidis I (Note 5) the Partnership assumed the outstanding balance of $123,001, of the credit facility that the company owning the vessel had entered into with ING Bank N.V., London Branch (“2021 credit facility”). The loan agreement for the LNG/C Aristidis I has a remaining duration, from the date of the vessel’s acquisition from the Partnership, of six years.

“2021 Shin Doun” (xviii)

On November 29, 2021, upon the completion of the acquisition of the LNG/C Adamastos (Note 5) the Partnership assumed the outstanding balance of $143,103, of the sale and leaseback agreement that the company owning the vessel had entered into with a subsidiary of Shin Doun Kisen Co., Ltd. (“Shin Doun”). The lease agreement for the LNG/C Adamastos has a remaining duration, from the date of the vessel’s acquisition from the Partnership, of 14.7 years.

“2021 CMBFL - LNG/C” (xvi) and (xvii)

On November 18, 2021, upon the completion of the acquisition of the LNG/C Attalos and the LNG/C Asklipios (Note 5) the Partnership assumed the outstanding balances of $146,315 and $149,570, respectively, of the two separate sale and leaseback agreements that the companies owning the vessels had entered into with two subsidiaries of CMB Financial Leasing Co., Ltd (“CMBFL”). The lease agreements for the LNG/C Attalos and the LNG/C Asklipios have remaining durations, from the date of the vessels’ acquisition from the Partnership of 6.7 and 6.9 years respectively.

“2021 Bocomm” (xiv) and (xv) and “CGC Seller’s Credit” (iv) and (v)

On September 3, 2021, upon the completion of the acquisition of the LNG/C Aristos I and the LNG/C Aristarchos (Note 5) the Partnership assumed the outstanding balances of $148,920 and $155,435, respectively, of the two separate sale and leaseback agreements that the companies owning the vessels had entered into with two subsidiaries of Bank of Communications Financial Leasing Co., Ltd (“Bocomm”). The lease agreements for the LNG/C Aristos I and the LNG/C Aristarchos have a remaining duration from the date of the vessel’s acquisition from the Partnership of 6.1 and 6.7 years respectively. Furthermore, on August 31, 2021 the Partnership entered into two CGC Seller’s Credits (iv) and (v) to defer $5,000 of the purchase price for each vessel (Notes 4, 5). The CGC Seller’s Credits bear no interest and are payable within one year from the vessel’s delivery date.

“2021 CMBFL - Panamax” (xi), (xii) and (xiii) and “CMTC Seller’s Credit” (iii)

On January 22, 2021, the Partnership entered into three separate sale and lease back agreements with CMBFL for up to $10,010 each in order to partially finance the acquisition of the share of the companies owning the vessels M/V Long Beach Express, M/V Seattle Express and M/V Fos Express (Note 5). Each lease agreement has a duration of five years. Furthermore, on January 27, 2021 the Partnership entered into a Seller’s Credit with CMTC (iii) to defer $6,000 of the purchase price for up to five years from the delivery of the vessels (Notes 4, 5).

“2021 Bonds” (xix)

On October 20, 2021 the Partnership, through its wholly subsidiary, CPLP PLC (the “Issuer”), issued unsecured bonds on the Athens Stock Exchange of an amount of €150,000,000 or $170,862 (translated as of December 31, 2021). The 2021 Bonds are guaranteed by the Partnership and have a five year duration and pay a fixed coupon of 2.65%, payable semi-annually. The settlement occurred on October 22, 2021 and the proceeds were used to partially finance the acquisition of the shares of the companies owning the LNG/C Attalos, the LNG/C Asklipios and the LNG/C Adamastos. The 2021 Bonds contain requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a restricted cash requirement and that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. In addition, the 2021 Bonds require that:

•	the Partnership maintain a pledged (DSRA) with a minimum balance €100,000;
•	the Partnership deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2021 Bonds outstanding at the time; and
•	if the Partnership’s MVAN falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2021 Bonds outstanding).

7. Long-Term Debt – Continued

•	For the year 2021 – Continued

“ICBCFL” (x)

On May 27, 2020 the Partnership drew down the total amount of $155,350 pursuant to three separate agreements entered into in May 2020 with ICBC Financial Leasing Co., Ltd. (“ICBCFL”), for the sale and lease back of three vessels previously under the 2017 credit facility (the “Re-financing”), namely the M/V Akadimos, the M/V Adonis and the M/V CMA CGM Magdalena, and fully repaid the then outstanding balance relating to these three vessels under the 2017 credit facility amounting to $116,515. The leases have a duration of seven years. Following the sale of the M/V CMA CGM Magdalena and the M/V Adonis, in May and December 2021, respectively, the Partnership fully repaid the amount of $96,205 related to the two of the three ICBCFL agreements.

All the Partnership’s sale and leaseback agreements were classified as financing arrangements since the existence of various purchase options retained by the Partnership commencing from the first-year anniversary and including either an obligation or an option to acquire each vessel at expiration at a predetermined price, precludes the transfer of control over the vessels.

During the years ended December 31, 2022 and 2021 the Partnership prepaid the amount of $133,739 and $96,205, as a result from the sale of its vessels (Note 5) and the full repayment of 2017 and 2020 credit facilities respectively, and repaid the amount of $85,215 and $49,266, respectively, in line with the amortization schedule of its credit facilities and financing arrangements.

The Partnership’s credit facilities and sale and lease back agreements contain customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. The Partnership’s credit facilities and financing arrangements also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding amounts under the 2022 credit facility and the ICBCFL, 120% of the outstanding amount under the 2020 CMBFL, the 2021 CMBFL-Panamax and the 2021 credit facility, 110% of the outstanding amount under the 2021 CMBFL-LNG/C and 111% of the outstanding amount under the 2021 Bocomm. Also, the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2022, and 2021 the Partnership was in compliance with all financial covenants.

The Partnership’s credit facilities and sale and lease back agreements include a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. They also require additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2022, there were $108,000 undrawn under the Partnership’s credit facilities and financing arrangements. The full amount was drawn on January 6, 2023, with the purpose of partially financing the acquisition of the shares of the company owning the M/V Itajai Express (Note 16).

For the years ended December 31, 2022, 2021 and 2020, the Partnership recorded interest expense of $52,465, $16,586 and $13,761 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income.

For the years ended December 31, 2022, 2021 and 2020 the weighted average interest on the Partnership’s long-term debt was 4.1%, 2.9% and 3.6% respectively.

The required annual payments to be made subsequently to December 31, 2022 are as follows:

For the year ending December 31,	Amount
2023	$75,437
2024	68,097
2025	107,161
2026	237,826
2027	238,752
Thereafter	571,947
Total	$1,299,220